Stockholder's Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
Note 5     Stockholder’s Equity

During the six month period ended June 30, 2015 Company sold 1,311,850 shares of common stock and received gross proceeds of $292,295.  The expenses of offering totaled $162,265.  The net proceeds were used for working capital, corporate expenses, legal fees and public company expenses.

Note 11 Stockholder’s Deficit

In March 1, 2013 the Company began a third European private placement offering of restricted common stock to non USA citizens only. The offering consisted of up to 10,000,000 shares of common stock offered at the price of $0.33 USD per share. As of December 31, 2014, the Company had sold 9,043,773 shares.

During the fiscal year ended December 31, 2014 the Company sold 4,770,534 shares in this Regulation S offering to non-US investors. The total proceeds from the offering was $1,124,834, interest and other expenses totaled $52,568. Commission and expense reimbursements totaled $695,185. The Company recorded net proceeds totaling $377,081. There were no shares issued to pay interest in 2014, however cash payments on interest totaled $25,081. Unpaid shareholder interest at December 31, 2014 totaled $42,722.

ABCO settled a substantial legal billing for the preparation of the Regulation A offering and its FINRA applications with the issuance of 50,000 shares of restricted common stock.  The shares were recorded at par during the 2013 and resulted in a reduction in legal fees expense and an increase in equity.

On March 18, 2013 the company founder cancelled the original issue 6,000,000 shares to satisfy a requirement for FINRA approval of the company merger, name change and roll back of ENYC shares.

On August 19, 2014 the Company issued an aggregate of 1,100,000 shares to financial consulting entities for services relating to fund raising activities and to law firms for legal fees and expenses incurred for public share registrations and other business related activities.  These shares were issued with the SEC order dated September 11, 2013 declaring effective the offering statement registered pursuant to Regulation A under section 3(b) of the Securities act of 1933, as amended.  The shares were issued to legal consultants for assistance with the Form 10 and the 15c211 filing and for consultants who have assisted in the funding of the Company, as aforesaid. The total issuance was valued at $220,000 for fair market value as negotiated and that amount is charged to additional paid in capital.

Additional shares sold plus the cancellation resulted in the total number of common shares outstanding to be 23,695,680 and 17,768,574 as of December 31, 2014 and December 31, 2013 respectively.